Schedule of Location and Amounts of Gains and Losses on Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	$ 3,671		$ 3,785
Unrealized Gains (Losses)	(12,211)		3,654
Total	(8,540)		7,439
Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	(162)		(212)
Unrealized Gains (Losses)	(753)		(2,353)
Total	(915)		(2,565)
Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	3,691		3,997
Unrealized Gains (Losses)	(11,332)		6,007
Total	(7,641)		10,004
Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	142		0
Unrealized Gains (Losses)	(126)		0
Total	16		0
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0
Unrealized Gains (Losses)	104		535
Total	104		535
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0
Unrealized Gains (Losses)	(2,642)		(2,601)
Total	(2,642)		(2,601)
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	1		0
Unrealized Gains (Losses)	(134)		0
Total	(133)		0
Mark-to-market fair value adjustments | Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0
Unrealized Gains (Losses)	(857)		(2,888)
Total	(857)		(2,888)
Mark-to-market fair value adjustments | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0
Unrealized Gains (Losses)	(8,690)		8,608
Total	(8,690)		8,608
Mark-to-market fair value adjustments | Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0
Unrealized Gains (Losses)	8		0
Total	8		0
Settlement of contracts | Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	(162)	[1]	(212)	[1]
Unrealized Gains (Losses)	0	[1]	0	[1]
Total	(162)	[1]	(212)	[1]
Settlement of contracts | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	3,691	[1]	3,997	[1]
Unrealized Gains (Losses)	0	[1]	0	[1]
Total	3,691	[1]	3,997	[1]
Settlement of contracts | Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	141	[1]	0	[1]
Unrealized Gains (Losses)	0	[1]	0	[1]
Total	$ 141	[1]	$ 0	[1]

[1]	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustments.